Derivative instruments and hedging activities (Tables)	6 Months Ended
Sep. 30, 2018
Derivative Instruments and Hedging Activities [Abstract]
Significant concentration of exposures to credit risk in OTC derivatives

	Billions of yen
	March 31, 2018
	Gross fair value of derivative assets	Impact of master netting agreements	Impact of collateral	Net exposure to credit risk
Financial institutions	¥13,472	¥(11,467)	¥(1,653)	¥352

	Billions of yen
	September 30, 2018
	Gross fair value of derivative assets	Impact of master netting agreements	Impact of collateral	Net exposure to credit risk
Financial institutions	¥14,399	¥(12,338)	¥(1,727)	¥334

Volume of derivative activity in statement of financial position

		Billions of yen
		March 31, 2018(4)
		Derivative assets	Derivative liabilities
	Total Notional(1)	Fair value	Fair value(1)
Derivatives used for trading and non-trading purposes(2)(3):
Equity contracts	¥39,203	¥1,011	¥1,118
Interest rate contracts	2,940,234	8,072	7,550
Credit contracts	31,624	515	425
Foreign exchange contracts	362,658	5,494	5,087
Commodity contracts	60,883	1	1

Total	¥3,434,602	¥15,093	¥14,181

Derivatives designated as hedging instruments:
Interest rate contracts	¥1,184	¥24	¥1
Foreign exchange contracts	93	1	—

Total	¥1,277	¥25	¥1

Total derivatives	¥3,435,879	¥15,118	¥14,182

		Billions of yen
		September 30, 2018
		Derivative assets	Derivative liabilities
	Total Notional(1)	Fair value	Fair value(1)
Derivatives used for trading and non-trading purposes(2)(3):
Equity contracts	¥37,310	¥1,159	¥1,264
Interest rate contracts	2,869,840	7,592	7,064
Credit contracts	35,681	589	498
Foreign exchange contracts	472,140	6,727	6,474
Commodity contracts	494	1	1

Total	¥3,415,465	¥16,068	¥15,301

Derivatives designated as hedging instruments:
Interest rate contracts	¥974	¥15	¥1
Foreign exchange contracts	92	1	—

Total	¥1,066	¥16	¥1

Total derivatives	¥3,416,531	¥16,084	¥15,302

(1)	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
(2)

Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.

(3)

As of March 31, 2018 and September 30, 2018, the amounts reported include derivatives used for non-trading purposes which are not designated as fair value or net investment hedges. These amounts have not been separately presented since such amounts were not significant.

(4)

Due to the changes in our accounting policy, certain reclassifications of previously reported amounts have been made to conform to the current year presentation. Please refer to Note 1. “Summary of accounting policies: New accounting pronouncements recently adopted” for further details.

Offsetting of derivatives instruments and related collateral amounts

	Billions of yen		Billions of yen
	March 31, 2018(6)		September 30, 2018
	Derivative assets	Derivative liabilities(1)	Derivative assets	Derivative liabilities(1)
Equity contracts
OTC settled bilaterally	¥748	¥769	¥904	¥864
Exchange-traded	263	349	255	400
Interest rate contracts
OTC settled bilaterally	6,938	6,522	6,609	6,095
OTC centrally-cleared	1,142	1,020	987	965
Exchange-traded	16	9	11	5
Credit contracts
OTC settled bilaterally	390	300	406	309
OTC centrally-cleared	125	125	182	188
Exchange-traded	—	—	1	1
Foreign exchange contracts
OTC settled bilaterally	5,495	5,087	6,728	6,474
OTC centrally-cleared	—	—	—	—
Commodity contracts
OTC settled bilaterally	—	—	0	0
Exchange-traded	1	1	1	1

Total gross derivative balances(2)	¥15,118	¥14,182	¥16,084	¥15,302
Less: Amounts offset in the consolidated balance sheets(3)	(14,094)	(13,457)	(15,035)	(14,481)

Total net amounts reported on the face of the consolidated balance sheets(4)	¥1,024	¥725	¥1,049	¥821
Less: Additional amounts not offset in the consolidated balance sheets(5)
Financial instruments and non-cash collateral	(228)	(72)	(227)	(68)

Net amount	¥796	¥653	¥822	¥753

(1)	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
(2)

Includes all gross derivative asset and liability balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. As of March 31, 2018, the gross balance of derivative assets and derivative liabilities which are not documented under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥150 billion and ¥276 billion, respectively. As of September 30, 2018, the gross balance of such derivative assets and derivative liabilities was ¥197 billion and ¥320 billion, respectively.

(3)

Represents amounts offset through counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 815. As of March 31, 2018, Nomura offset a total of ¥1,201 billion of cash collateral receivables against net derivative liabilities and ¥1,838 billion of cash collateral payables against net derivative assets. As of September 30, 2018, Nomura offset a total of ¥1,314 billion of cash collateral receivables against net derivative liabilities and ¥1,868 billion of cash collateral payables against net derivative assets.

(4)

Net derivative assets and net derivative liabilities are generally reported within Trading assets and private equity investments—Trading assets and Trading liabilities, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.

(5)

Represents amounts which are not permitted to be offset on the face of the consolidated balance sheets in accordance with ASC 210-20 and ASC 815 but which provide Nomura with a legally enforceable right of offset in the event of counterparty default. Amounts relating to derivative and collateral agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded. As of March 31, 2018, a total of ¥167 billion of cash collateral receivables and ¥391 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives. As of September 30, 2018, a total of ¥179 billion of cash collateral receivables and ¥486 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives.

(6)

During the year ended March 31, 2018, the rules of a specific central clearing house were amended such that daily variation margin payments and receipts against specific types of derivative now legally represent partial settlement of the derivative rather than margin. These payments and receipts are accounted for as partial settlement of the derivative rather than cash collateral. In addition, due to the changes in our accounting policy, certain reclassifications of previously reported amounts have been made to conform to the current year presentation. Please refer to Note 1. “Summary of accounting policies: New accounting pronouncements recently adopted” for further details.

Derivative amounts included in consolidated statements of income

	Billions of yen
	Six months ended September 30
	2017	2018
Derivatives used for trading and non-trading purposes(1)(2):
Equity contracts	¥128	¥(38)
Interest rate contracts	(266)	40
Credit contracts	128	(64)
Foreign exchange contracts	3	(83)
Commodity contracts	8	22

Total	¥1	¥(123)

	Billions of yen
	Three months ended September 30
	2017	2018
Derivatives used for trading and non-trading purposes(1)(2):
Equity contracts	¥78	¥59
Interest rate contracts	(177)	86
Credit contracts	48	(17)
Foreign exchange contracts	15	(65)
Commodity contracts	16	7

Total	¥(20)	¥70

(1)

Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.

(2)

Includes net gains (losses) on derivatives used for non-trading purposes which are not designated as fair value or net investment hedges. For the six and three months ended September 30, 2017 and 2018, these amounts have not been separately presented as net gains (losses) for these non-trading derivatives were not significant.

Fair value hedges

	Billions of yen
	Six months ended September 30
	2017	2018
Derivatives designated as hedging instruments:
Interest rate contracts	¥4	¥0
Foreign exchange contracts	2	—

Total	¥6	¥0

Hedged items:
Long-term borrowings	¥(4)	¥0
Non-trading debt securities	(2)	—

Total	¥(6)	¥0

	Billions of yen
	Three months ended September 30
	2017	2018
Derivatives designated as hedging instruments:
Interest rate contracts	¥11	¥(1)
Foreign exchange contracts	1	—

Total	¥12	¥(1)

Hedged items:
Long-term borrowings	¥(11)	¥1
Non-trading debt securities	(1)	—

Total	¥(12)	¥1

Net investment hedges

	Billions of yen
	Six months ended September 30
	2017	2018
Hedging instruments:
Foreign exchange contracts	¥5	¥3

Total	¥5	¥3

	Billions of yen
	Three months ended September 30
	2017	2018
Hedging instruments:
Foreign exchange contracts	¥11	¥0

Total	¥11	¥0

(1)

The portion of gains (losses) representing the amount of hedge ineffectiveness and the amount excluded from the assessment of hedge effectiveness are recognized within Revenue—Other in the consolidated statements of income. The amount of gains (losses) was not significant during the six months ended September 30, 2017 and 2018. The amount of gains (losses) was not significant during the three months ended September 30, 2017 and 2018.

Written credit derivatives and purchased credit protection

	Billions of yen
	March 31, 2018
		Maximum potential payout/Notional					Notional
	Carrying value (Asset) / Liability(1)	Total	Years to maturity				Purchased credit protection
			Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥(123)	¥9,271	¥2,106	¥3,780	¥2,262	¥1,123	¥6,975
Credit default indices	(72)	4,842	864	1,300	2,045	633	3,052
Other credit risk related portfolio products	3	306	230	52	17	7	200

Total	¥(192)	¥14,419	¥3,200	¥5,132	¥4,324	¥1,763	¥10,227

	Billions of yen
	September 30, 2018
		Maximum potential payout/Notional					Notional
	Carrying value (Asset) / Liability(1)	Total	Years to maturity				Purchased credit protection
			Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥(64)	¥8,740	¥1,975	¥3,365	¥2,390	¥1,010	¥6,414
Credit default indices	(107)	5,180	548	1,271	2,688	673	3,738
Other credit risk related portfolio products	14	244	168	21	52	3	175

Total	¥(157)	¥14,164	¥2,691	¥4,657	¥5,130	¥1,686	¥10,327

(1)

Carrying value amounts are shown on a gross basis prior to cash collateral or counterparty netting. Asset balances represent positive fair value amounts caused by tightening of credit spreads of underlyings since inception of the credit derivative contracts.

Written credit derivatives by external credit rating of underlying asset

	Billions of yen
	March 31, 2018
	Maximum potential payout/Notional
	AAA	AA	A	BBB	BB	Other(1)	Total
Single-name credit default swaps	¥466	¥928	¥2,763	¥3,476	¥1,369	¥269	¥9,271
Credit default indices	135	44	1,779	1,949	736	199	4,842
Other credit risk related portfolio products	16	—	4	68	118	100	306

Total	¥617	¥972	¥4,546	¥5,493	¥2,223	¥568	¥14,419

	Billions of yen
	September 30, 2018
	Maximum potential payout/Notional
	AAA	AA	A	BBB	BB	Other(1)	Total
Single-name credit default swaps	¥494	¥903	¥2,411	¥3,283	¥1,341	¥308	¥8,740
Credit default indices	22	33	1,697	2,237	945	246	5,180
Other credit risk related portfolio products	—	—	1	60	128	55	244

Total	¥516	¥936	¥4,109	¥5,580	¥2,414	¥609	¥14,164

(1)	“Other” includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a rating is unavailable.